Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 38,884,690	₩ 35,584,184	₩ 30,177,732
Employee benefits expenses	3,639,192	3,357,861	3,444,276
Outsourced processing cost	7,462,656	7,074,948	7,678,055
Electricity expenses	949,435	933,045	1,018,429
Depreciation	2,911,048	2,887,646	2,835,843
Amortization	356,581	409,774	378,004
Freight and custody expenses	1,414,940	1,336,969	1,342,009
Sales commissions	79,080	115,925	94,377
Loss on disposal of property, plant and equipment	117,614	151,343	86,622
Impairment loss on property, plant and equipment	1,004,704	117,231	196,882
Impairment loss on goodwill and intangible assets	337,519	167,995	127,875
Donations	52,074	51,424	43,810
Other expenses	4,445,124	4,253,625	3,448,497
Expenses by nature	61,654,657	56,441,970	50,872,411
Wages and salaries	3,372,831	3,105,364	3,016,488
Expenses related to post-employment benefits	266,361	252,497	427,788
Employee benefits expenses	₩ 3,639,192	₩ 3,357,861	₩ 3,444,276